Balance Sheets (Parenthetical) (USD $)	Aug. 31, 2011	May 31, 2011
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares issued and outstanding	$ 4,804,000	$ 4,804,000